Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-37668
Entity Registrant Name	Ferroglobe PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	13 Chesterfield Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 5JN
Title of 12(b) Security	Ordinary Shares (nominal value of $0.01)
Trading Symbol	GSM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	186,860,517
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001639877
ICFR Auditor Attestation Flag	true
Document Fin Statement Error Correction Flag	false
Amendment Flag	false
Auditor Name	KPMG Auditores, S.L
Auditor Firm ID	1027
Auditor Location	Madrid, Spain
Business Contact
Document and Entity Information [Line Items]
Entity Address, Address Line One	13 Chesterfield Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 5JN
City Area Code	750
Local Phone Number	130‑8322
Contact Personnel Name	Beatriz García-Cos,